Tax matters - Schedule of changes in deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	€ 19,170	€ 20,767	€ 20,787
(Charge)/Credit to income	1,107	119	629
Foreign currency balance translation differences and other items	(102)	(1,670)	(130)
(Charge)/Credit to asset and liability valuation adjustments	(132)	(41)	(422)
Reclassification no-current asset held for sale	(1,130)
Acquisition for the year (net)	31	(5)	(97)
Deferred tax assets at end of period	18,944	19,170	20,767
Deferred tax liabilities at beginning of period	(6,276)	(6,086)	(6,428)
(Charge)/Credit to income	(572)	(547)	663
Foreign currency balance translation differences and other items	108	142	3
(Charge)/Credit to asset and liability valuation adjustments	(232)	215	(338)
Reclassification no-current asset held for sale	1,064
Acquisition for the year (net)	0	0	14
Deferred tax liabilities at end of period	(5,904)	(6,276)	(6,086)
Deferred tax liability (asset) at beginning of period	12,894	14,681	14,359
(Charge)/Credit to income	535	(428)	1,292
Foreign currency balance translation differences and other items	6	(1,528)	(127)
(Charge)/Credit to asset and liability valuation adjustments	(364)	174	(760)
Reclassification no-current asset held for sale	(66)
Acquisition for the year (net)	31	(5)	(83)
Deferred tax liability (asset) at end of period	13,040	12,894	14,681
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	10,309	11,099
Deferred tax assets at end of period	10,725	10,309	11,099
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	2,367	2,393	1,778
(Charge)/Credit to income	82	114	392
Foreign currency balance translation differences and other items	(107)	(139)	224
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Reclassification no-current asset held for sale	0
Acquisition for the year (net)	12	(1)	(1)
Deferred tax assets at end of period	2,354	2,367	2,393
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	16,803	18,374	19,009
(Charge)/Credit to income	1,025	5	237
Foreign currency balance translation differences and other items	5	(1,531)	(354)
(Charge)/Credit to asset and liability valuation adjustments	(132)	(41)	(422)
Reclassification no-current asset held for sale	(1,130)
Acquisition for the year (net)	19	(4)	(96)
Deferred tax assets at end of period	16,590	16,803	18,374
Deferred tax liabilities at beginning of period	(6,276)	(6,086)	(6,428)
(Charge)/Credit to income	(572)	(547)	663
Foreign currency balance translation differences and other items	108	142	3
(Charge)/Credit to asset and liability valuation adjustments	(232)	215	(338)
Reclassification no-current asset held for sale	1,064
Acquisition for the year (net)	4	0	14
Deferred tax liabilities at end of period	(5,904)	(6,276)	(6,086)
Temporary differences | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	10,309	11,099	10,660
(Charge)/Credit to income	455	147	1,232
Foreign currency balance translation differences and other items	(39)	(937)	(787)
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Reclassification no-current asset held for sale
Acquisition for the year (net)	0	0	(6)
Deferred tax assets at end of period	€ 10,725	€ 10,309	€ 11,099